TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2022 £m	2021 £m	2020 £m
UK corporation tax:
Current tax on profit for the year	(1,050)	(1,349)	(423)
Adjustments in respect of prior years	110	83	336
	(940)	(1,266)	(87)
Foreign tax:
Current tax on profit for the year	(20)	(21)	(18)
Adjustments in respect of prior years	(12)	22	24
	(32)	1	6
Current tax expense	(972)	(1,265)	(81)

Deferred tax:
Current year	(498)	851	508
Adjustments in respect of prior years	170	(169)	(290)
Deferred tax (expense) credit	(328)	682	218
Tax (expense) credit	(1,300)	(583)	137

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax (expense) credit and accounting profit is set out below.

	2022 £m	2021 £m	2020 £m
Profit before tax	6,094	5,785	1,329
UK corporation tax thereon	(1,158)	(1,099)	(253)
Impact of surcharge on banking profits	(340)	(415)	(122)
Non-deductible costs: conduct charges	(5)	(167)	(24)
Non-deductible costs: bank levy	(25)	(19)	(30)
Other non-deductible costs	(58)	(59)	(62)
Non-taxable income	48	22	37
Tax relief on coupons on other equity instruments	46	65	79
Tax-exempt gains on disposals	–	2	–
Tax losses where no deferred tax recognised	–	–	(3)
Remeasurement of deferred tax due to rate changes	(21)	1,168	435
Differences in overseas tax rates	(55)	(17)	10
Adjustments in respect of prior years	268	(64)	70
Tax (expense) credit	(1,300)	(583)	137